Non-current and current financial debts	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Non-current and current financial debts	Non-current and current financial debts
The below table summarizes non-current and current Financial debts outstanding as of December 31, 2025 and 2024. The Company's debt is denominated primarily in U.S. dollars, with the exception of the Series 2028 Notes, which are denominated in euros, and certain local credit facilities, which are primarily denominated in Japanese yen.

($ millions)	2025	2024
Non-current financial debts
Local facilities (Japan), floating rate debt due 2028	53	—
2.750% Series 2026 Notes	—	499
2.375% Series 2028 Notes	584	517
3.000% Series 2029 Notes	996	995
2.600% Series 2030 Notes	747	746
5.375% Series 2032 Notes	695	694
3.800% Series 2049 Notes	495	495
5.750% Series 2052 Notes	592	592
Revolving facility, floating rate due 2030	—	—
Total non-current financial debts	4,162	4,538

Current financial debts
Local facilities, floating rate:
Japan	—	26
All others	65	67
2.750% Series 2026 Notes	499	—
Other short-term financial debts, floating rate	5	8
Derivatives	6	4
Total current financial debts	575	105
Total financial debts	4,737	4,643
Interest expense recognized for Financial debts was $169 million, $165 million and $162 million for the years ended December 31, 2025, 2024 and 2023, respectively. The weighted average interest rate on Financial debts was 3.6% and 3.5% in 2025 and 2024, respectively.
Revolving Credit Facility
On October 27, 2023, the Company and certain of its subsidiaries and a group of commercial banks entered into a refinancing agreement to replace the $1.0 billion unsecured committed multicurrency revolving credit facility maturing in March 2026. The new agreement consists of a $1.32 billion unsecured committed multicurrency revolving credit facility maturing five years after the date of the agreement. In the third quarter of 2024, the Company exercised its option to extend the maturity of the Revolving Credit Facility for an additional year to October 2029. The Revolving Credit Facility Agreement primarily bears interest rates equal to a term reference rate or a compounded reference rate, depending on currency, plus an applicable margin and a term reference rate credit adjustment spread, if applicable. It also includes relevant fallback mechanisms in case of rate unavailability. In the third quarter of 2025, the Revolving Credit Facility was extended for one additional year to October 2030. The Revolving Credit Facility remained undrawn as of December 31, 2025.
Local bilateral facilities
Alcon holds a number of local bilateral facilities in different countries, including Japan. These facilities are routinely drawn and repaid throughout the year in the normal course of business. On January 20, 2025, three local bilateral facilities in Japan which were set to mature in February 2025 were refinanced by two facilities with three year maturities totaling $64 million (JPY 10 billion) using the FX rate as of January 20, 2025. Of that amount, $53 million was drawn as of December 31, 2025.
Guarantees
The Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes, the two local bilateral facilities in Japan and the undrawn Revolving Credit Facility are guaranteed by the Company.
Maturity of contractual undiscounted cash flows and interest payment commitments
The below table provides details on the maturity of the contractual undiscounted cash flows for Alcon's borrowings as of December 31, 2025 and 2024.

	2025			2024
($ millions)	Nominal amount - Current and non-current financial debt	Derivatives	Total	Nominal amount - Current and non-current financial debt	Derivatives	Total
Not later than one year	570	6	576	101	4	105
Between one and five years	2,389	—	2,389	2,021	—	2,021
Later than five years	1,800	—	1,800	2,550	—	2,550
Total contractual undiscounted cash flows	4,759	6	4,765	4,672	4	4,676
Unamortized debt discount and issuance costs	(28)	—	(28)	(33)	—	(33)
Total carrying value	4,731	6	4,737	4,639	4	4,643
The below table provides details on the maturity of the future contractual interest payments commitments as of December 31, 2025 and 2024.

($ millions)	2025	2024
Not later than one year	169	167
Between one and five years	552	613
Later than five years	1,195	1,296
Total cash flows	1,916	2,076